RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTATEMENT OF FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS

	Year Ended December 31, 2011

	Orignally	Restatement		As
Balance Sheet Items:	Reported	Adjustment		Restated

Cash and cash equivalents	$29,684	(8	)(a)	$29,676
Deferred tax asset	-	20,638	(b)	20,638
Accounts payable and accrued expenses	1,230,210	(6,722	)(b)	1,223,488
Other liabilities	68,280	866	(b)	69,146
Subscription receivable	0	(672,715	)(c)	(672,715)
Notes payable related party (current portion)	-	63,635	(f)	63,635
Notes payable related party	1,717,152	(63,635	)(c)	1,653,517
Common stock	708,490	(672,490	)(a)	36,000
Additional paid-In-capital	-	853,941	(a),(d)	853,941
Retained earnings (deficit)	144,785	(154,965	)(a),(d)	(10,180)
Deferred tax asset	-	83,301	(b)	83,301

Statements of Operations Items:	For the year ended December 31, 2011

Revenues	6,692,833	(6,692,833	)(e)	-
O-rings and rubber products sales	0	6,420,933	(e)	6,420,933
Freight services	0	288,815	(e)	288,815
Rental services	0	24,925	(e)	24,925
	6,692,833	41,840	(f)	6,734,673

Costs of goods	3,565,356	228,644	(g)	3,794,000
Costs of services	163,820	148,073	(g),(h)	312,293
General and administrative	2,493,686	(373,259	)(g)	2,120,427
	6,222,862	3,458		6,226,720

Statements of Cashflows Items:	For the year ended December 31, 2011

Cash flows from operating activities	100,142	(8)		100,134
Contribution of tax effect of C-Corp conversion	-	105,659	(b)	105,659
Net Income	419,493	(172,180	)(b)	247,313
Stock issued for services	-	2,880	(a)	2,880
Deferred tax asset	-	62,663	(b)	62,663
Accounts payable and accrued interest payable	403,851	104	(i)	403,955
Other liabilities	(18,018)	866	(i)	(17,152)

(a)	Reflects restatement due to the fact that the original presentation was inconsistent with SAB Topic 4:C which calls for retroactive treatment on the balance sheet for a capital structure change (in this case the June 8, 2012 share exchange and the February 1, 2012 stock split).
(b)	Reflects restatement due to the fact that the original presentation was inconsistent with Section 3410 of the SEC Financial Reporting Manual which calls for calculation of the tax effect for conversion to a C-Corp if the registrant is an S-Corp during the audit period.
(c)	Reflects restatement from original presentation to properly reflect current portion of Notes Payable as a separate line item on the balance sheet.
(d)	Reflects restatement from original presentation to reflect equity effects related to noted balance sheet and statement of operations restatements.
(e)	Reflects restatement from original presentation to present as separate line items the components of each type of revenue earned by the Company.
(f)	Reflects restatement due to the fact that the original presentation of reimbursed freight charges in Other Income was inconsistent with ASC 605-45-45-23 which calls for reimbursed out-of-pocket expenses to be presented as revenue.
(g)	Reflects restatement due to the fact that the original presentation classifying inbound freight as a general and administrative expense was inconsistent with ASC 330-10-30-1 and includes reclasses to properly classify cost of goods sold and general and administrative expenses noted during preparation of previously omitted segment reporting as per ASC 280.
(h)	Additionally, the change reflects an adjustment for a previously undiscovered immaterial footing error in the final income statement.
(i)	Reflects immaterial rounding differences.